Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 385,435,026.02
Previously Paid Amount	53,195.37
Total Fee Amount	58,440.41
Total Offset Amount	0.00
Net Fee	$ 5,245.04